Divested Operations and Assets Held For Sale - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended							2 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Mar. 31, 2018	Sep. 30, 2017	Aug. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Discontinued operations and assets held for sale
Proceeds from divestiture of businesses		$ 58,000
Guarantor obligations, current carrying value		7,000
Gain (loss) on disposition of property plant equipment		(64,000)
Defined benefit plan, plan assets, amount	$ 1,598,045	$ 55,000		$ 1,796,111					$ 1,598,045	$ 1,796,111
Defined benefit plan, net periodic benefit cost (credit), gain (loss) due to settlement and curtailment	$ (28,000)
Gain (loss) on disposition of assets			$ 10,000						(56,916)	$ (235,301)	$ (30,741)
Business combination, contingent consideration, asset, current						$ 1,400					$ 1,400
Machining [Member]
Discontinued operations and assets held for sale
Proceeds from divestiture of businesses				43,000
Noncash or part noncash divestiture, amount of consideration received				10,000
Gain (loss) on disposition of business				(116,000)					$ (3,000)
Fabrications [Member]
Discontinued operations and assets held for sale
Proceeds from divestiture of businesses				133,000
Gain (loss) on disposition of business				54,000
NAAS [Member]
Discontinued operations and assets held for sale
Proceeds from divestiture of businesses				$ 18,000
Global 7500 [Member]
Discontinued operations and assets held for sale
Gain (loss) on disposition of business					$ (169,000)
TS-LA/TPI [Member]
Discontinued operations and assets held for sale
Proceeds from divestiture of businesses								$ 43,000
Noncash or part noncash divestiture, amount of consideration received								7,000
Gain (loss) on disposition of business								$ (17,000)
Triumph Structures - Long Island [Member]
Discontinued operations and assets held for sale
Proceeds from divestiture of businesses						9,500
Gain (loss) on disposition of business						$ (10,370)
Triumph Processing - Embee Division [Member]
Discontinued operations and assets held for sale
Proceeds from divestiture of businesses							$ 64,986
Gain (loss) on disposition of business							$ (17,857)